Schedule of Investments (unaudited)
December 31, 2024
iShares® Preferred and Income Securities ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Preferred Securities
Preferred Stocks — 98.2%
Aerospace & Defense — 4.2%
Boeing Co. (The), 6.00%	9,881,502	$ 601,684,657
Automobiles — 1.1%
Ford Motor Co.
6.00%	2,522,866	57,748,403
6.50%, NVS	2,061,030	50,330,352
6.20%	2,365,242	54,116,737
		162,195,492
Banks — 24.8%
Associated Banc-Corp
6.63%	1,030,476	25,463,062
Series E, 5.88%, NVS(a)	389,930	8,473,179
Series F, 5.63%, NVS(a)	387,133	8,079,466
Atlantic Union Bankshares Corp., Series A, 6.88%, NVS(a)	544,114	12,503,740
Banc of California, Inc., Series F, 7.75%, NVS(a)	1,615,120	39,457,382
Bank of America Corp.
Series 02, 5.43%, NVS(a)(b)	582,907	12,911,390
Series 4, 5.53%, NVS(a)(b)	401,609	9,196,846
Series 5, 5.28%, NVS(a)(b)	828,519	19,445,341
Series E, 5.14%, NVS(a)(b)(c)	604,384	14,372,252
Series GG, 6.00%(a)	2,682,785	67,552,526
Series HH, 5.88%, NVS(a)	1,694,707	41,927,051
Series K*, 6.45%	2,075,018	53,286,462
Series KK, 5.38%, NVS(a)	2,740,690	62,131,442
Series L, 7.25%, NVS(a)(d)	155,158	189,176,391
Series LL, 5.00%, NVS(a)	2,573,235	55,581,876
Series NN, 4.38%, NVS(a)	2,139,792	41,554,761
Series PP, 4.13%, NVS(a)	1,801,355	32,982,810
Series QQ, 4.25%, NVS(a)	2,594,915	48,265,419
Series SS, 4.75%, NVS(a)	1,345,519	27,986,795
Bank of Hawaii Corp.
8.00%(a)	506,517	13,230,224
Series A, 4.38%, NVS(a)	668,843	10,895,452
Bank OZK, Series A, 4.63%, NVS(a)	1,202,262	19,188,102
Cadence Bank, Series A, 5.50%, NVS(a)	640,988	13,076,155
Citizens Financial Group, Inc.
7.38%, NVS(a)	1,373,995	35,723,870
Series E, 5.00%, NVS(a)	1,545,754	29,894,882
ConnectOne Bancorp, Inc., Series A, 5.25%, NVS(a)	427,413	9,817,677
Cullen/Frost Bankers, Inc., Series B, 4.45%, NVS(a)	515,226	8,970,085
Dime Community Bancshares, Inc., 5.50%, NVS(a)(c)	507,975	9,758,200
Fifth Third Bancorp
Series A, 6.00%, NVS(a)(c)	687,035	17,086,560
Series I, 8.30%, NVS(a)	1,545,780	39,139,150
Series K, 4.95%, NVS(a)	858,759	18,008,176
First Citizens BancShares, Inc.
Series A, 5.38%, NVS(a)	1,087,961	24,239,771
Series C, 5.63%, NVS(a)	774,269	17,374,596
First Horizon Corp.
Series E, 6.50%, NVS(a)	580,701	14,111,034
Series F, 4.70%(a)	571,122	10,188,816
Flagstar Financial, Inc., Series A., 6.38%, NVS(a)	1,769,015	37,414,667
Fulton Financial Corp., Series A, 5.13%, NVS(a)(c)	687,890	13,585,827
Hancock Whitney Corp., 6.25%	669,133	15,557,342
Heartland Financial U.S.A., Inc., Series E, 7.00%, NVS(a)	427,413	10,886,209
Security	Shares	Value
Banks (continued)
Huntington Bancshares, Inc.
Series C, 5.70%, NVS(a)	677,587	$ 17,095,520
Series H, 4.50%, NVS(a)	1,717,512	30,434,313
Series J, 6.88%, NVS(a)	1,024,346	26,033,754
JPMorgan Chase & Co.
Series DD, 5.75%, NVS(a)	5,424,724	136,540,303
Series EE, 6.00%, NVS(a)	5,925,848	150,753,573
Series GG, 4.75%, NVS(a)	2,819,667	60,199,890
Series JJ, 4.55%, NVS(a)	4,765,907	97,558,116
Series LL, 4.63%, NVS(a)	5,901,373	122,925,600
Series MM, 4.20%, NVS(a)	6,375,145	120,426,489
KeyCorp
6.20%, NVS(a)	2,061,030	50,268,522
Series E, 6.13%, NVS(a)(c)	1,717,492	42,164,429
Series F, 5.65%, NVS(a)	1,459,836	31,459,466
Series G, 5.63%, NVS(a)	1,387,461	29,580,668
M&T Bank Corp.
Series H, 5.63%, NVS(a)	858,754	20,910,660
Series J, 7.50%, NVS(a)	2,576,271	68,580,334
Midland States Bancorp, Inc., 7.75%, NVS(a)	434,534	11,124,070
New York Community Capital Trust V, 6.00%, NVS(d)	274,506	10,304,955
Old National Bancorp
Series A, 7.00%, NVS(a)	334,477	8,264,927
Series C, 7.00%, NVS(a)	420,759	10,392,747
Pinnacle Financial Partners, Inc., Series B, 6.75%, NVS(a)	679,195	16,456,895
Popular Capital Trust II, 6.13%(c)	387,235	9,944,195
Regions Financial Corp.
6.95%(a)	1,717,512	45,067,515
Series C, 5.70%, NVS(a)	1,717,512	41,632,491
Series E, 4.45%, NVS(a)	1,373,995	24,415,891
Synovus Financial Corp.
Series D, 7.92%, NVS(a)(b)	687,030	17,031,474
Series E, 8.40%, NVS(a)	1,103,767	28,642,754
Texas Capital Bancshares, Inc., Series B, 5.75%, NVS(a)	1,030,476	20,022,149
Truist Financial Corp.
Series I, 5.10%, NVS(a)(b)(c)	592,560	13,302,972
Series O, 5.25%, NVS(a)	1,975,173	41,616,895
Series R, 4.75%, NVS(a)	3,177,362	61,323,087
U.S. Bancorp
Series A, 5.94%, NVS(a)(b)	49,368	42,083,258
Series B*, 5.52%, NVS(a)(b)	3,434,989	75,741,507
Series K, 5.50%, NVS(a)	1,975,149	46,435,753
Series L, 3.75%, NVS(a)	1,717,512	28,991,603
Series M, 4.00%, NVS(a)	2,576,271	45,522,709
Series O, 4.50%, NVS(a)	1,419,256	28,583,816
Valley National Bancorp
Series A, 6.25%, NVS(a)(c)	427,313	10,973,398
Series B, 8.43%, NVS(a)(b)	371,527	9,317,897
Series C, 8.25%(a)	515,231	13,097,172
WaFd, Inc., Series A, 4.88%, NVS(a)	903,678	15,154,680
Webster Financial Corp.
Series F, 5.25%, NVS(a)	515,226	9,722,315
Series G, 6.50%(a)	463,736	10,327,401
Wells Fargo & Co.
Series AA, 4.70%, NVS(a)	3,227,550	64,518,724
Series CC, 4.38%, NVS(a)	2,884,844	54,408,158
Series DD, 4.25%, NVS(a)	3,447,379	62,845,719
Series L, 7.50%, NVS(a)(d)	281,780	336,532,672
Series Y, 5.63%, NVS(a)	1,885,061	46,183,994

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Preferred and Income Securities ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Wells Fargo & Co.
Series Z, 4.75%, NVS(a)	5,669,461	$ 115,657,004
WesBanco, Inc., Series A, 6.75%, NVS(a)	515,226	12,937,325
Western Alliance Bancorp, Series A, 4.25%, NVS(a)	934,080	20,708,554
Wintrust Financial Corp.
Series D, 6.50%, NVS(a)(c)	429,369	10,605,414
Series E, 6.88%, NVS(a)	987,590	24,660,122
		3,587,978,835
Broadline Retail — 0.6%
Dillard’s Capital Trust I, 7.50%(c)	687,030	17,663,541
Qurate Retail, Inc., 8.00%	1,092,139	37,678,796
QVC, Inc.
6.25%	1,718,333	20,190,413
6.38%	858,504	10,387,898
		85,920,648
Capital Markets — 11.7%
Affiliated Managers Group, Inc.
4.20%	757,328	12,102,101
4.75%	944,615	17,173,101
5.88%	946,072	20,851,427
6.75%	1,545,794	38,072,906
Ares Management Corp., Series B, 6.75%, NVS	2,576,150	141,791,296
B Riley Financial, Inc.
6.50%	698,991	8,513,710
6.00%(c)	988,668	9,441,779
5.50%(c)	746,902	14,938,040
5.25%(c)	1,404,581	11,573,747
5.00%(c)	1,206,658	14,841,893
6.38%	543,601	12,535,439
Brookfield Finance I UK PLC, 4.50%(a)	709,039	11,245,359
Brookfield Finance, Inc., Series 50, 4.63%, NVS	1,245,404	20,835,609
Brookfield Oaktree Holdings LLC
Series A, 6.63%, NVS(a)	696,924	15,172,036
Series B, 6.55%, NVS(a)	807,258	16,750,604
Carlyle Finance LLC, 4.63%, NVS	1,576,874	28,099,895
Charles Schwab Corp. (The)
Series D, 5.95%, NVS(a)(c)	2,576,241	64,663,649
Series J, 4.45%, NVS(a)	2,061,030	40,210,695
CION Investment Corp., 7.50%	559,000	14,103,570
Crescent Capital BDC, Inc., 5.00%	414,757	10,190,580
DigitalBridge Group, Inc.
Series H, 7.13%, NVS(a)	720,912	18,102,100
Series I, 7.15%, NVS(a)	1,105,586	27,142,136
Series J, 7.13%, NVS(a)(c)	997,985	24,779,968
Gladstone Investment Corp.
5.00%, NVS	475,500	11,825,685
4.88%(c)	500,011	11,825,260
7.88%(e)	436,525	11,074,639
Goldman Sachs Group, Inc. (The)
Series A, 5.53%, NVS(a)(b)	2,576,159	58,118,147
Series C, 5.53%, NVS(a)(b)(c)	687,031	16,653,631
Series D, 5.45%, NVS(a)(b)(c)	4,637,189	106,423,488
KKR Group Finance Co. IX LLC, 4.63%, NVS	1,576,754	28,838,831
Morgan Stanley
Series A, 5.62%(a)(b)	3,575,169	85,089,022
Series E, 7.13%, NVS(a)(b)	2,793,466	70,479,147
Series F, 6.88%, NVS(a)(b)	2,752,007	69,323,056
Series I, 6.38%, NVS(a)(b)	3,247,104	81,502,310
Series K, 5.85%, NVS(a)(b)	3,245,647	78,999,048
Series L, 4.88%, NVS(a)	1,542,191	32,339,745
Series O, 4.25%, NVS(a)	4,109,268	75,651,624
Security	Shares	Value
Capital Markets (continued)
Morgan Stanley
Series P, 6.50%, NVS(a)	3,248,682	$ 83,556,101
Series Q, 6.63%, NVS(a)	3,173,220	84,122,062
New Mountain Finance Corp., 8.25%(c)	427,413	11,189,672
Northern Trust Corp., Series E, 4.70%, NVS(a)	1,261,491	25,381,199
Prospect Capital Corp., Series A, 5.35%(a)	497,115	8,769,109
Saratoga Investment Corp., Series 2027, 6.00%	391,983	9,862,292
State Street Corp., Series G, 5.35%, NVS(a)(b)	1,717,492	40,343,887
Stifel Financial Corp.
5.20%	700,606	14,327,393
Series B, 6.25%, NVS(a)	479,752	11,705,949
Series C, 6.13%, NVS(a)	772,897	19,152,388
Series D, 4.50%, NVS(a)	1,030,482	18,157,093
Trinity Capital, Inc.
7.00%	523,959	13,130,413
7.88%, NVS	440,074	11,116,269
7.88%	433,318	11,114,607
		1,693,203,707
Chemicals — 1.2%
Albemarle Corp., 7.25%, NVS(d)	3,950,259	160,736,039
EIDP, Inc., Series B, 4.50%, NVS(a)	159,566	11,325,994
		172,062,033
Commercial Services & Supplies — 0.2%
Pitney Bowes, Inc., 6.70%	1,459,850	27,182,407
Consumer Finance — 2.7%
Atlanticus Holdings Corp.
6.13%	511,324	11,908,736
9.25%, NVS	460,235	11,625,536
Capital One Financial Corp.
Series I, 5.00%, NVS(a)	4,730,548	89,975,023
Series J, 4.80%, NVS(a)	4,293,759	78,618,727
Series K, 4.63%, NVS(a)	476,952	8,628,062
Series L, 4.38%, NVS(a)	2,318,609	39,161,306
Series N, 4.25%, NVS(a)(c)	1,459,850	24,364,896
Navient Corp., 6.00%	1,030,476	18,301,254
SLM Corp., Series B, (3-mo. CME Term SOFR + 1.962%), 6.32%(a)(b)	215,591	15,953,734
Synchrony Financial
Series A, 5.63%, NVS(a)	2,576,316	49,413,741
Series B, 8.25%, NVS(a)	1,576,874	41,471,786
		389,422,801
Diversified REITs — 0.5%
Armada Hoffler Properties, Inc., Series A, 6.75%, NVS(a)	587,654	13,469,030
CTO Realty Growth, Inc., Series A, 6.38%, NVS(a)	425,152	9,825,263
Global Net Lease, Inc.
Series A, 7.25%, NVS(a)	614,974	14,107,504
Series B, 6.88%(a)	442,541	9,492,504
Series D, 7.50%, NVS(a)	723,078	16,862,179
LXP Industrial Trust, Series C, 6.50%, NVS(a)(d)	177,278	8,642,302
		72,398,782
Diversified Telecommunication Services — 2.7%
AT&T Inc.
5.35%	4,170,794	101,809,082
Series A, 5.00%, NVS(a)	3,981,232	83,765,121
Series C, 4.75%, NVS(a)	5,518,982	109,551,793

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Preferred and Income Securities ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Diversified Telecommunication Services (continued)
Qwest Corp.
6.75%	2,267,106	$ 39,674,355
6.50%, NVS	3,357,696	58,759,680
		393,560,031
Electric Utilities — 8.6%
BIP Bermuda Holdings I Ltd., 5.13%(a)	946,072	15,931,852
Brookfield BRP Holdings Canada, Inc.
4.63%, NVS(a)	1,104,619	17,430,888
4.88%(a)	983,105	16,378,529
7.25%(a)	563,434	14,266,149
Brookfield Infrastructure Finance ULC
5.00%	770,764	12,840,928
7.25%	542,704	13,024,896
Duke Energy Corp.
5.63%	1,576,890	37,261,911
Series A, 5.75%, NVS(a)	3,435,024	83,745,885
Entergy Arkansas LLC, 4.88%	1,408,353	30,842,931
Entergy Louisiana LLC, 4.88%	927,476	20,172,603
Entergy Mississippi LLC, 4.90%	893,113	19,782,453
Georgia Power Co., Series 2017, 5.00%	851,522	18,392,875
NextEra Energy Capital Holdings, Inc., Series N, 5.65%	2,440,084	56,609,949
NextEra Energy, Inc.
6.93%(c)(d)	3,435,024	140,561,182
7.30%(d)	3,435,024	167,594,821
7.23%(d)	2,588,036	118,014,442
Pacific Gas & Electric Co., Series A, 6.00%(a)	398,649	9,715,076
PG&E Corp., Series A, 6.00%, NVS	2,777,850	138,309,151
SCE Trust II, 5.10%, NVS(a)	755,672	14,622,253
SCE Trust IV, Series J, 5.38%, NVS(a)	1,116,426	27,408,258
SCE Trust V, Series K, 5.45%, NVS(a)	1,030,476	25,349,710
SCE Trust VI, 5.00%, NVS(a)	1,631,656	31,164,630
SCE Trust VII, Series M, 7.50%(a)(c)	1,889,265	48,837,500
SCE Trust VIII, Series N, 6.95%, NVS(a)(c)	1,202,276	30,573,879
Southern Co. (The)
5.25%	1,545,794	33,961,094
Series 2020, 4.95%	3,153,668	65,280,928
Series C, 4.20%	2,365,242	44,726,726
		1,252,801,499
Electrical Equipment — 0.2%
Babcock & Wilcox Enterprises, Inc.
6.50%	562,764	11,199,004
8.13%	663,088	14,654,245
Series A, 7.75%, NVS(a)	712,533	7,994,620
		33,847,869
Financial Services — 6.1%
Apollo Global Management, Inc.
6.75%(d)	2,468,919	214,573,750
7.63%	2,061,030	54,596,685
Citigroup Capital XIII(3-mo. CME Term SOFR + 6.632%), 11.22%, NVS(b)	7,715,030	231,219,449
Compass Diversified Holdings
Series A, 7.25%, NVS(a)	397,784	9,347,924
Series B, 7.88%, NVS(a)	532,301	12,902,976
Series C, 7.88%, NVS(a)	572,034	14,157,842
Corebridge Financial, Inc., 6.38%	2,062,245	52,566,625
Equitable Holdings, Inc.
Series A, 5.25%, NVS(a)	2,751,397	56,293,583
Series C, 4.30%(a)	1,031,753	17,962,820
Federal Agricultural Mortgage Corp.
Series D, 5.70%, NVS(a)	378,104	8,412,814
Security	Shares	Value
Financial Services (continued)
Federal Agricultural Mortgage Corp.
Series F, 5.25%, NVS(a)(c)	454,431	$ 9,465,798
Series G, 4.88%, NVS(a)	472,613	9,192,323
Jackson Financial, Inc., 8.00%(a)	1,711,686	44,777,706
Merchants Bancorp
8.25%, NVS(a)	443,677	11,393,625
7.63%, NVS(a)	793,646	20,079,244
Series B, 9.42%, NVS(a)(b)	478,304	11,962,383
Series C, 6.00%, NVS(a)	605,963	12,161,677
National Rural Utilities Cooperative Finance Corp., Series US, 5.50%(c)	858,759	19,519,592
NewtekOne, Inc., 5.50%	431,959	10,889,686
TPG Operating Group II LP, 6.95%, NVS	1,373,995	34,926,953
Voya Financial, Inc., Series B, 5.35%, NVS(a)	934,080	21,698,678
		878,102,133
Food Products — 1.4%
CHS, Inc.
8.00%, NVS(a)	1,140,134	32,163,180
Series 1, 7.88%, NVS(a)(c)	1,842,818	49,866,655
Series 2, 7.10%, NVS(a)(b)	1,509,636	38,133,406
Series 3, 6.75%, NVS(a)(b)	1,691,763	41,921,887
Series 4, 7.50%(a)	1,777,625	45,631,634
		207,716,762
Gas Utilities — 0.2%
Entergy New Orleans LLC, 5.50%	408,779	9,271,108
Spire, Inc., Series A, 5.90%, NVS(a)	788,456	19,514,286
		28,785,394
Health Care Providers & Services — 0.3%
BrightSpring Health Services, Inc., 6.75%, NVS(d)	687,035	43,008,391
Health Care REITs — 0.2%
Diversified Healthcare Trust
6.25%, NVS	858,749	13,542,472
5.63%	1,202,262	18,743,264
		32,285,736
Health Care Technology — 0.1%
CareCloud, Inc., Series A, 11.00%, NVS(a)	431,803	8,579,926
Hotel & Resort REITs — 0.9%
Braemar Hotels & Resorts, Inc., Series B, 5.50%, NVS(a)(d)	289,741	3,983,939
Chatham Lodging Trust, Series A, 6.63%, NVS(a)	425,167	9,630,033
DiamondRock Hospitality Co., 8.25%, NVS(a)	425,669	10,918,410
Pebblebrook Hotel Trust
Series E, 6.38%, NVS(a)	414,086	8,256,875
Series F, 6.30%, NVS(a)	536,527	10,918,325
Series G, 6.38%, NVS(a)(c)	790,516	15,612,691
Series H, 5.70%, NVS(a)	774,776	14,333,356
RLJ Lodging Trust, Series A, 1.95%(a)(d)	1,106,654	27,179,422
Summit Hotel Properties, Inc.
Series E, 6.25%, NVS(a)	549,920	11,251,363
Series F, 5.88%, NVS(a)	343,724	6,977,597
Sunstone Hotel Investors, Inc.
Series H, 6.13%(a)	413,724	9,263,280
Series I, 5.70%, NVS(a)	376,966	8,123,617
		136,448,908
Hotels, Restaurants & Leisure — 0.0%
FAT Brands, Inc., Series B, 8.25%, NVS	746,679	7,317,454
Independent Power and Renewable Electricity Producers — 0.3%
Brookfield Renewable Partners LP, Series 17, 5.25%, NVS(a)	689,345	12,353,062

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Preferred and Income Securities ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Independent Power and Renewable Electricity Producers (continued)
Tennessee Valley Authority
Series A, 2.22%(b)	715,740	$ 15,961,002
Series D, 2.13%(b)(c)	880,977	19,848,412
		48,162,476
Industrial Conglomerates — 0.1%
Steel Partners Holdings LP, Series A, 6.00%, NVS	537,624	13,037,382
Insurance — 12.0%
Abacus Life, Inc., 9.88%	363,595	12,238,608
AEGON Funding Co. LLC, 5.10%, NVS	3,177,362	64,500,449
Allstate Corp. (The)
8.08%, NVS(b)	1,785,204	45,308,478
Series H, 5.10%, NVS(a)	3,626,781	79,353,968
Series I, 4.75%, NVS(a)	1,114,826	22,931,971
Series J, 7.38%(a)	2,061,030	54,864,619
American Financial Group, Inc.
5.88%	473,316	10,654,343
4.50%	687,030	12,325,318
5.63%	515,231	11,149,599
5.13%	687,030	13,726,859
American National Group, Inc.
Series A, 8.37%, NVS(a)	1,373,995	34,624,674
Series B, 6.63%, NVS(a)	934,080	23,211,888
Arch Capital Group Ltd.
Series F, 5.45%, NVS(a)	1,133,544	24,042,468
Series G, 4.55%(a)	1,552,828	27,795,621
Argo Group International Holdings, Inc., 7.00%, NVS(a)	515,231	12,860,166
Argo Group U.S., Inc., 6.50%	543,501	12,152,682
Aspen Insurance Holdings Ltd.
5.63%, NVS(a)	858,902	17,375,587
5.63%, NVS(a)	858,650	16,571,945
7.00%, NVS(a)(e)	776,429	19,744,589
8.91%, NVS(a)(b)	1,033,679	25,852,312
Assurant, Inc., 5.25%	772,164	15,497,332
Athene Holding Ltd.
7.25%, NVS	1,813,387	45,461,612
Series A, 6.35%, NVS(a)	2,720,000	66,259,200
Series B, 5.63%, NVS(a)	1,295,876	26,617,293
Series C, 6.38%, NVS(a)	2,061,030	51,649,412
Series D, 4.88%(a)	2,136,849	39,296,653
Series E, 7.75%, NVS(a)	1,717,512	44,500,736
Axis Capital Holdings Ltd., Series E, 5.50%, NVS(a)	1,889,235	38,729,318
Brighthouse Financial, Inc.
6.25%	1,288,128	30,271,008
Series A, 6.60%, NVS(a)	1,340,279	29,110,860
Series B, 6.75%, NVS(a)	1,382,605	30,624,701
Series C, 5.38%(a)	1,975,173	36,935,735
Series D, 4.63%, NVS(a)	1,103,767	17,781,686
CNO Financial Group, Inc., 5.13%	461,954	8,832,560
Enstar Group Ltd.
Series D, 7.00%, NVS(a)	1,373,990	27,960,697
Series E, 7.00%, NVS(a)	419,753	8,592,344
F&G Annuities & Life, Inc., 7.95%, NVS	1,185,046	31,048,205
Globe Life, Inc., 4.25%, NVS	1,116,410	17,572,293
Hartford Financial Services Group, Inc. (The), Series G, 6.00%, NVS(a)	1,087,945	27,165,987
Kemper Corp., 5.88%	515,231	12,010,035
Lincoln National Corp., Series D, 9.00%(a)	1,576,874	43,190,579
Maiden Holdings Ltd., 6.63%	416,532	6,435,419
Maiden Holdings North America Ltd., 7.75%	576,672	10,316,662
Security	Shares	Value
Insurance (continued)
MetLife, Inc.
Series A, 5.62%, NVS(a)(b)	2,061,030	$ 51,525,750
Series E, 5.63%, NVS(a)	2,765,209	65,093,020
Series F, 4.75%, NVS(a)	3,153,668	65,154,781
Prudential Financial, Inc.
5.95%	1,030,478	25,658,902
5.63%	1,759,302	40,868,585
4.13%, NVS	1,717,492	31,825,127
Reinsurance Group of America, Inc.
7.13%	2,404,658	62,040,176
5.75%, NVS	1,373,995	33,786,537
RenaissanceRe Holdings Ltd.
Series F, 5.75%, NVS(a)	858,759	19,244,789
Series G, 4.20%, NVS(a)	1,556,785	25,811,495
Selective Insurance Group, Inc., Series B, 4.60%(a)	687,030	11,899,360
SiriusPoint Ltd., Series B, 8.00%, NVS(a)	610,366	15,716,925
Unum Group, 6.25%	1,030,476	24,339,843
W R Berkley Corp.
5.70%	576,033	13,283,321
5.10%	1,030,476	21,073,234
4.13%	946,072	16,613,024
4.25%(c)	858,749	15,380,195
		1,746,461,535
Leisure Products — 0.3%
Brunswick Corp.
6.50%	583,391	14,333,917
6.63%	381,759	9,517,252
6.38%	725,386	17,692,164
		41,543,333
Machinery — 0.3%
Chart Industries, Inc., Series B, 6.75%, NVS(d)	691,305	48,723,176
Marine Transportation — 0.1%
Global Ship Lease, Inc., 8.75%, NVS(a)	415,777	10,652,207
Media — 0.1%
Liberty Broadband Corp., Series A, 7.00%(a)	615,280	14,932,846
Mortgage Real Estate Investment Trusts (REITs) — 6.2%
ACRES Commercial Realty Corp.
Series C, 10.52%(a)(b)	412,480	10,353,248
Series D, 7.88%, NVS(a)	397,774	8,762,961
AGNC Investment Corp.
Series C, 10.03%, NVS(a)(b)	1,219,949	31,438,086
Series D, 9.25%, NVS(a)(b)	875,542	22,317,566
Series E, 6.50%, NVS(a)(b)	1,255,841	31,948,595
Series F, 6.13%, NVS(a)	1,976,334	48,696,870
Series G, 7.75%, NVS(a)	564,592	14,560,828
Annaly Capital Management, Inc.
Series F, 9.56%, NVS(a)(b)	2,546,813	65,529,498
Series G, 8.74%, NVS(a)(b)	1,527,192	38,882,308
Series I, 9.58%, NVS(a)(b)	1,527,371	39,314,530
Arbor Realty Trust, Inc.
Series D, 6.38%, NVS(a)	790,501	14,655,889
Series E, 6.25%, NVS(a)	541,423	10,097,539
Series F, 6.25%, NVS(a)	974,546	22,258,631
ARMOUR Residential REIT, Inc., Series C, 7.00%(a)	620,785	13,353,085
Chimera Investment Corp.
Series A, 8.00%, NVS(a)	545,749	12,497,652
Series B, 10.38%, NVS(a)(b)	1,117,070	27,703,336
Series C, 7.75%, NVS(a)	893,643	20,687,835

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Preferred and Income Securities ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Chimera Investment Corp.
Series D, 9.92%, NVS(a)(b)	687,441	$ 16,911,049
Dynex Capital, Inc., Series C, 6.90%, NVS(a)	439,982	11,263,539
Ellington Financial, Inc.
10.05%, NVS(a)(b)	395,251	9,845,702
Series B, 6.25%, NVS(a)	454,001	10,496,503
Series C, 8.63%(a)	347,439	8,626,910
Franklin BSP Realty Trust, Inc., Series E, 7.50%, NVS(a)	887,567	18,008,734
Granite Point Mortgage Trust, Inc., Series A, 7.00%, NVS(a)	707,135	12,311,220
Invesco Mortgage Capital, Inc., Series C, 7.50%, NVS(a)	620,243	15,034,690
KKR Real Estate Finance Trust, Inc., Series A, 6.50%, NVS(a)	1,126,506	21,640,180
MFA Financial, Inc.
8.88%, NVS	432,275	10,997,076
Series B, 7.50%, NVS(a)	687,441	14,381,266
Series C, 6.50%, NVS(a)	864,425	21,074,681
New York Mortgage Trust, Inc.
Series D, 8.00%, NVS(a)	544,547	12,372,108
Series E, 7.88%, NVS(a)	571,310	14,145,636
Series F, 6.88%, NVS(a)	493,220	11,013,603
PennyMac Mortgage Investment Trust
Series A, 8.13%, NVS(a)(b)	433,228	10,076,883
Series B, 8.00%, NVS(a)(b)	670,210	15,475,149
Series C, 6.75%, NVS(a)	859,264	16,240,090
Ready Capital Corp.
6.20%	393,519	9,775,012
5.75%	708,941	17,312,339
9.00%	448,554	11,303,561
Series E, 6.50%, NVS(a)	433,510	7,915,893
Rithm Capital Corp.
Series A, 11.43%, NVS(a)(b)	468,122	11,927,749
Series B, 11.27%(a)(b)	857,493	21,728,873
Series C, 6.38%, NVS(a)	1,366,512	33,643,525
Series D, 7.00%, NVS(a)	1,598,232	37,973,992
TPG RE Finance Trust, Inc., Series C, 6.25%, NVS(a)(c)	691,710	12,485,366
Two Harbors Investment Corp.
Series A, 8.13%, NVS(a)	475,947	11,755,891
Series B, 7.63%, NVS(a)	872,964	20,139,279
Series C, 7.25%, NVS(a)	830,135	20,504,334
		899,439,290
Multi-Utilities — 1.9%
Algonquin Power & Utilities Corp., Series 19-A, (3-mo. LIBOR US + 4.010%), 8.86%, NVS(b)	1,089,777	27,484,176
Brookfield Infrastructure Partners LP
Series 13, 5.13%, NVS(a)	694,249	11,823,060
Series 14, 5.00%, NVS(a)	688,755	11,791,486
CMS Energy Corp.
5.88%	2,164,002	50,053,366
5.88%, NVS	961,835	22,054,877
5.63%	687,035	15,327,751
Series C, 4.20%, NVS(a)	790,025	14,773,467
DTE Energy Co.
4.38%	961,835	17,640,054
Series E, 5.25%	1,373,995	30,282,850
Series G, 4.38%	790,027	14,362,691
Sempra, 5.75%	2,602,019	59,065,831
		274,659,609
Security	Shares	Value
Office REITs — 0.9%
City Office REIT, Inc., Series A, 6.63%, NVS(a)	384,911	$ 7,856,033
Hudson Pacific Properties, Inc., Series C, 4.75%, NVS(a)	1,461,665	20,507,160
Office Properties Income Trust, 6.38%	610,686	7,603,041
SL Green Realty Corp., Series I, 6.50%, NVS(a)	761,969	18,051,046
Vornado Realty Trust
Series L, 5.40%, NVS(a)	1,031,082	18,064,557
Series M, 5.25%, NVS(a)	1,098,121	18,865,719
Series N, 5.25%, NVS(a)	1,031,082	18,528,543
Series O, 4.45%, NVS(a)	1,031,082	16,291,095
		125,767,194
Oil, Gas & Consumable Fuels — 0.5%
El Paso Energy Capital Trust I, 4.75%(d)	378,779	18,181,392
NGL Energy Partners LP, Series B, (3-mo. CME Term SOFR + 7.475%), 11.78%, NVS(a)(b)	1,169,230	28,061,520
Seapeak LLC
9.00%, NVS(a)	423,554	10,635,441
Series B, 8.50%, NVS(a)	643,744	16,949,780
		73,828,133
Real Estate Management & Development — 0.5%
Brookfield Property Partners LP
Series A, 5.75%, NVS(a)	897,661	11,148,950
Series A-1, 6.50%, NVS(a)	640,238	8,771,261
Series A2, 6.38%, NVS(a)	778,395	10,586,172
Brookfield Property Preferred LP, 6.25%	2,305,311	35,501,789
		66,008,172
Residential REITs — 0.3%
American Homes 4 Rent
Series G, 5.88%, NVS(a)	407,858	9,666,235
Series H, 6.25%, NVS(a)	395,251	9,652,029
UMH Properties, Inc., Series D, 6.38%, NVS(a)(c)	1,053,772	24,036,539
		43,354,803
Retail REITs — 0.6%
Agree Realty Corp., Series A, 4.25%, NVS(a)	601,453	11,018,619
Cedar Realty Trust, Inc., Series C, 6.50%, NVS(a)	470,891	6,823,210
Federal Realty Investment Trust, Series C, 5.00%, NVS(a)	540,199	11,619,680
Kimco Realty Corp.
Series L, 5.13%, NVS(a)	764,457	15,755,459
Series M, 5.25%, NVS(a)	898,695	18,935,504
Regency Centers Corp.
Series A, 6.25%, NVS(a)	395,011	9,014,151
Series B, 5.88%, NVS(a)	454,170	10,205,200
Saul Centers, Inc., Series E, 6.00%, NVS(a)	387,939	8,383,362
		91,755,185
Software — 0.1%
Soluna Holdings, Inc., Series A, 9.00%, NVS(a)(c)	460,613	4,145,517
Synchronoss Technologies, Inc., 8.38%	450,976	11,342,046
		15,487,563
Specialized REITs — 2.8%
Digital Realty Trust, Inc.
Series J, 5.25%, NVS(a)(c)	730,671	16,403,564
Series K, 5.85%, NVS(a)	721,738	16,910,321
Series L, 5.20%, NVS(a)	1,082,846	22,967,164
EPR Properties
Series C, 5.75%, NVS(a)(d)	463,355	9,637,784
Series E, 9.00%, NVS(a)(c)(d)	297,409	8,098,447
Series G, 5.75%, NVS(a)	515,541	10,181,935
Gladstone Land Corp., Series B, 6.00%(a)(c)	551,865	11,533,978

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Preferred and Income Securities ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialized REITs (continued)
National Storage Affiliates Trust, Series A, 6.00%, NVS(a)	775,651	$ 16,552,392
Public Storage
Series F, 5.15%, NVS(a)	1,040,562	23,048,448
Series G, 5.05%, NVS(a)	1,030,476	22,330,415
Series H, 5.60%(a)	978,979	22,761,262
Series I, 4.88%, NVS(a)	1,086,320	22,867,036
Series J, 4.70%, NVS(a)	961,533	18,894,123
Series K, 4.75%, NVS(a)	870,963	17,628,291
Series L, 4.63%, NVS(a)	1,940,815	37,671,219
Series M, 4.13%, NVS(a)	870,963	15,529,270
Series N, 3.88%, NVS(a)	1,069,691	17,874,537
Series O, 3.90%, NVS(a)	643,750	10,757,063
Series P, 4.00%, NVS(a)	2,073,904	35,028,239
Series Q, 3.95%, NVS(a)	544,318	9,258,849
Series R, 4.00%, NVS(a)	1,494,209	25,162,480
Series S, 4.10%, NVS(a)	946,686	16,690,074
		407,786,891
Technology Hardware, Storage & Peripherals — 1.1%
Hewlett Packard Enterprise Co., 7.63%	2,576,271	161,557,954
Textiles, Apparel & Luxury Goods — 0.1%
Fossil Group, Inc., 7.00%	581,475	8,338,352
Trading Companies & Distributors — 0.8%
FTAI Aviation Ltd.
Series B, NVS, 11.30%(a)(b)	467,629	11,821,661
Series C, 8.25%, NVS(a)	400,678	10,581,906
Triton International Ltd.
8.00%, NVS(a)	493,746	12,422,649
7.38%, NVS(a)	551,855	13,481,818
6.88%, NVS(a)	515,231	11,541,174
Series E, 5.75%, NVS(a)	601,093	11,540,986
WESCO International, Inc., Series A, 10.63%, NVS(a)	1,849,622	47,202,354
		118,592,548
Transportation Infrastructure — 0.2%
Atlas Corp.
Series D, 7.95%(a)	437,404	10,843,245
Series H, 7.88%, NVS(a)	775,027	19,096,666
		29,939,911
Security	Shares	Value
Wireless Telecommunication Services — 1.3%
Telephone & Data Systems, Inc.
Series UU, 6.63%, NVS(a)	1,442,712	$ 27,353,819
Series VV, 6.00%, NVS(a)	2,176,154	37,647,464
United States Cellular Corp.
6.25%	1,717,512	39,708,877
5.50%	1,717,512	38,437,919
5.50%	1,717,512	38,437,919
		181,585,998
Total Long-Term Investments — 98.2% (Cost: $15,842,305,594)		14,236,118,023
Short-Term Securities
Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.63%(f)(g)(h)	18,354,369	18,363,546
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.44%(f)(g)	196,065,867	196,065,867
Total Short-Term Securities — 1.5% (Cost: $214,411,005)		214,429,413
Total Investments — 99.7% (Cost: $16,056,716,599)		14,450,547,436
Other Assets Less Liabilities — 0.3%		40,537,804
Net Assets — 100.0%		$ 14,491,085,240
(a)	Perpetual security with no stated maturity date.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)	All or a portion of this security is on loan.
(d)	Convertible security.
(e)	Non-income producing security.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Preferred and Income Securities ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 142,225,542	$ —	$ (123,888,516)(a)	$ 20,936	$ 5,584	$ 18,363,546	18,354,369	$ 1,486,118(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	406,927,713	—	(210,861,846)(a)	—	—	196,065,867	196,065,867	4,624,732	—
				$ 20,936	$ 5,584	$ 214,429,413		$ 6,110,850	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
•    Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•    Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not be a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Preferred Securities
Preferred Stocks	$ 14,236,118,023	$ —	$ —	$ 14,236,118,023
Short-Term Securities
Money Market Funds	214,429,413	—	—	214,429,413
	$ 14,450,547,436	$ —	$ —	$ 14,450,547,436

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Preferred and Income Securities ETF
Portfolio Abbreviation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate